Prepayment for Acquisition of Land Use Right (Tables)	6 Months Ended
Jun. 30, 2018
Prepayment for Acquisition of Land Use Right [Abstract]
Schedule of prepayment for acquisition of land use right
As at June 30, 2018
Prepaid in 2010	6,039,930
Impairment loss:	(1,265,867)
4,774,063
Impairment loss in 2016:	(4,659,838)
Translation adjustment:	(114,225)
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